BBH International Equity Fund
class n  shares
class i  shares

Portfolio of BBH Trust

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Supplement to the Prospectus dated February 29, 2009

Under the heading entitled “Investment Adviser and Fund Administrator,” please delete the second paragraph on page 18 in its entirety and replace it with the following:

Ms. Fiona A. Barwick manages the value component of the BBH International Equity Fund as well.  Ms. Barwick is a graduate of University College, London. She joined Mondrian in 1993 to cover the Pacific markets. Prior to this, she spent 3 years at Touche, Remnant & Co. in London as an Assistant Portfolio Manager and Research Analyst. Ms. Barwick holds the ASIP designation and is a member of the CFA Institute and the CFA Society of the UK.

Cusip           05528X406
Cusip           05528X307

August 21, 2009

BBH International Equity Fund
class n  shares
class i  shares

Portfolio of BBH Trust
_____________________________________________________________________________________________

Supplement to the Statement of Additional Information (SAI) dated February 29, 2009

Under the heading entitled “Portfolio Manager Information,” please delete the sub-section entitled “Mondrian Investment Partners Limited” on page 25 in its entirety and replace it with the following:

Mondrian Investment Partners Limited

Elizabeth A. Desmond and Fiona A. Barwick at Mondrian Investment Partners Limited (Mondrian) are responsible for managing the value component of the Fund.  The address of Mondrian is Fifth Floor, 10 Gresham Street, London EX2V 7JD.

The following information about the Fund’s Portfolio Managers is provided as of June 30, 2009.

Other Accounts Managed by Mondrian Investment Partners	Total Number of Other Accounts Managed/Total Assets
Elizabeth A. Desmond*
Registered Investment Companies	7/$1,640,000,000
Other Pooled Investment Vehicles	6/$3,012,000,000
Other Accounts	22/$6,662,000,000
Fiona A. Barwick*
Registered Investment Companies	2/$918,000,000
Other Pooled Investment Vehicles	7/$861,000,000
Other Accounts	8/$2,104,000,000
*Ms. Desmond and Ms. Barwick do not manage any performance based fee accounts.

Please note that these figures include accounts where Ms. Desmond and Ms. Barwick are listed as either the primary or backup portfolio manager.  To ensure commonality among funds and timely implementation and maintenance of all accounts on a consistent basis, Mondrian has developed implementation teams that utilize the resources of all portfolio managers/analysts.  Each account has an assigned portfolio manager and a designated implementation manager with a reporting structure down to the portfolio administration level.  Elizabeth A. Desmond, as Chief Investment Officer of International Equities, has overall responsibility for all international equity accounts.

Dollar value range of shares owned in the Fund: None.

Cusip           05528X406
Cusip           05528X307

August 21, 2009